Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0001345126
Registrant Name	Compass Diversified Holdings
Registration File Number	333-281931
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES